Share capital (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2021
Statement [Line Items]
Warrant value			$ 200,000	$ 330,277	$ 220,457
Warrants issued					183,486
Private Placements [Member]
Statement [Line Items]
Warrant value		$ 8,000,000	$ 200,000	$ 330,277
Warrants issued		1,834,862	2,500,000	1,834,862
Exercise price or warrants	$ 2.50	$ 2.50
Common stock shares issued	183,486	3,669,724
Proceed from private placement	$7,318,348.46